Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss
Revenue	$ 21,460	$ 8,943	$ 40,779	$ 13,144	$ 37,171	$ 8,980
Cost of sales	17,500	5,624	31,473	7,597	22,757	6,555
Gross profit	3,960	3,319	9,306	5,547	14,414	2,425
Operating expenses
Consulting and management fees	3,662	2,116	7,333	3,976	11,342	7,324
Professional fees	668	727	665	1,705	4,398	4,269
General and administrative	685	1,088	1,036	1,660	4,495	922
Promotion and communication	1,263	2,039	2,571	4,414	8,416	3,585
Travel expenses	124	291	256	492	1,055	603
Share based compensation	338	1,263	992	2,789	3,404	1,340
Research and development	13	111	29	233	430	132
Operating lease expense	308	136	624	327	1,221	316
Depreciation and amortization	874	706	1,738	1,050	2,629	501
Bad debt expense	18	254	47	255	1,607	1,335
Goodwill impairment					25,452	51
Other asset impairments			39,645	15,652	783	0
Other expenses (income), net	1,127	456	1,505	810	2,489	1,050
Asset impairment	34,941	15,652	34,941	15,652
Total operating expenses	44,021	24,839	51,737	33,363	67,721	21,428
Operating loss	(40,061)	(21,520)	(42,431)	(27,816)	(53,307)	(19,003)
Interest expense (income)	28	(12)	51	(42)	(56)	32
Foreign exchange (gain) loss	(164)	211	(176)	200	323	79
Unrealized (gain) loss from changes in fair value	(1,815)	1,333	(932)	1,333	593	2,345
Net loss before income taxes and discontinued operations	(38,110)	(23,052)	(41,374)	(29,307)	(54,167)	(21,459)
Income tax recovery	(1,119)	0	(1,196)	0	(1,538)	(98)
Net loss from continuing operations	(36,991)	(23,052)	(40,178)	(29,307)	(52,629)	(21,361)
Loss from discontinued operations, net of taxes	(7,565)	(1,620)	(8,283)	(2,995)
Net loss for the period	(44,556)	(24,672)	(48,461)	(32,302)	(52,629)	(21,361)
Other comprehensive gain (loss)
Exchange differences on foreign operations, net of income taxes	849	10	1,206	(567)	(1,624)	(1,147)
Total comprehensive loss for the period	(43,707)	(24,662)	(47,255)	(32,869)	(54,253)	(22,508)
Flora Growth Corp.					(52,415)	(21,249)
Net loss attributable to:
Flora Growth Corp. continuing operations	(36,991)	(23,052)	(40,178)	(29,307)	(52,629)	(21,361)
Flora Growth Corp. discontinued operations	(7,299)	(1,579)	(7,988)	(2,890)
Non-controlling interests in subsidiaries	(266)	(41)	(295)	(105)	(214)	(112)
Comprehensive loss attributable to:
Flora Growth Corp.	(43,441)	(24,621)	(46,960)	(32,764)	(54,039)	(22,396)
Non-controlling interests in subsidiaries	$ (266)	$ (41)	$ (295)	$ (105)	$ (214)	$ (112)
Basic loss per share from continuing operations	$ (5.5)	$ (6.01)	$ (6.01)	$ (8.01)
Diluted loss per share from continuing operations	(5.5)	(6.01)	(6.01)	(8.01)
Basic loss per share from discontinued operations	(1.09)	(0.41)	(1.2)	(0.79)
Diluted loss per share from discontinued operations	(1.09)	(0.41)	(1.2)	(0.79)
Basic loss per share attributable to Flora Growth Corp.	(6.58)	(6.42)	(7.21)	(8.8)	$ (0.68)	$ (0.48)
Diluted loss per share attributable to Flora Growth Corp.	$ (6.58)	$ (6.42)	$ (7.21)	$ (8.8)	$ (0.68)	$ (0.48)
Weighted average number of common shares outstanding - basic	6,726	3,836	6,684	3,659	76,655	43,954
Weighted average number of common shares outstanding - diluted	6,726	3,836	6,684	3,659	76,655	43,954